Financial instruments - additional disclosures - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	$ 218	$ 307
Total financial assets at fair value and amortized cost or cost	3,605	3,071
Total financial liabilities at fair value and amortized cost	(5,536)	(4,896)
Measured at FVPL [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(164)	(259)
Measured at FVPL [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(157)	(243)
Measured at FVPL [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(7)	(16)
Valued at amortized cost or cost [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(5,372)	(4,637)
Valued at amortized cost or cost [member] | Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(3,949)	(3,218)
Valued at amortized cost or cost [member] | Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(162)	(245)
Measured at FVOCI [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	28	31
Measured at FVOCI [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	28	31
Measured at FVPL [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	164	184
Measured at FVPL [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	12	28
Measured at FVPL [member] | Deferred compensation assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	137	122
Measured at FVPL [member] | Current portion of long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	12	33
Measured at FVPL [member] | Derivative fInancial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	3	1
Valued at amortized cost or cost [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	1,856	2,034
Valued at amortized cost or cost [member] | Long-term receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	117	136
Valued at amortized cost or cost [member] | Minimum lease payments from finance leases [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	39	78
Level 3 [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(157)	(243)	$ (162)
Level 3 [member] | Measured at FVOCI [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	28	31	19
Level 3 [member] | Measured at FVPL [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	24	61	$ 98
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	355	429
Current financial assets	936	533
Total financial assets at fair value and amortized cost or cost	1,291	962
Total financial liabilities at fair value and amortized cost	(4,275)	(3,722)
Recurring fair value measurement [member] | Measured at FVPL [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(157)	(243)
Recurring fair value measurement [member] | Measured at FVPL [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(7)	(16)
Recurring fair value measurement [member] | Valued at amortized cost or cost [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(4,111)	(3,463)
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(3,949)	(3,218)
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(162)	(245)
Recurring fair value measurement [member] | Measured at FVOCI [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	28	31
Recurring fair value measurement [member] | Measured at FVPL [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	12	28
Recurring fair value measurement [member] | Measured at FVPL [member] | Money market funds [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	625	120
Recurring fair value measurement [member] | Measured at FVPL [member] | Current portion of long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	12	33
Recurring fair value measurement [member] | Measured at FVPL [member] | Derivative fInancial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	3	1
Recurring fair value measurement [member] | Valued at amortized cost or cost [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	178	248
Current financial assets	296	379
Total financial assets at fair value and amortized cost or cost	474	627
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | Long-term receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	117	136
Current financial assets	107	122
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | Deferred compensation assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	137	122
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | Minimum lease payments from finance leases [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	39	78
Current financial assets	29	46
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | Long-term loans, advances, and security deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	22	34
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | Other receivables, security deposits and current assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	88	147
Recurring fair value measurement [member] | Valued at amortized cost or cost [member] | VAT receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	72	64
Recurring fair value measurement [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	137	122
Current financial assets	625	120
Total financial assets at fair value and amortized cost or cost	762	242
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 1 [member] | Measured at FVPL [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 1 [member] | Measured at FVPL [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 1 [member] | Measured at FVOCI [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Measured at FVPL [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Measured at FVPL [member] | Money market funds [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	625	120
Recurring fair value measurement [member] | Level 1 [member] | Measured at FVPL [member] | Current portion of long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Measured at FVPL [member] | Derivative fInancial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | Long-term receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | Deferred compensation assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	137	122
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | Minimum lease payments from finance leases [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | Long-term loans, advances, and security deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | Other receivables, security deposits and current assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 1 [member] | Valued at amortized cost or cost [member] | VAT receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	3	1
Total financial assets at fair value and amortized cost or cost	3	1
Total financial liabilities at fair value and amortized cost	(7)	(16)
Recurring fair value measurement [member] | Level 2 [member] | Measured at FVPL [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 2 [member] | Measured at FVPL [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	(7)	(16)
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 2 [member] | Measured at FVOCI [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Measured at FVPL [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Measured at FVPL [member] | Money market funds [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Measured at FVPL [member] | Current portion of long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Measured at FVPL [member] | Derivative fInancial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	3	1
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | Long-term receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | Deferred compensation assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | Minimum lease payments from finance leases [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | Long-term loans, advances, and security deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | Other receivables, security deposits and current assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 2 [member] | Valued at amortized cost or cost [member] | VAT receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	40	59
Current financial assets	12	33
Total financial assets at fair value and amortized cost or cost	52	92
Total financial liabilities at fair value and amortized cost	157	243
Recurring fair value measurement [member] | Level 3 [member] | Measured at FVPL [member] | Contingent consideration liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	157	243
Recurring fair value measurement [member] | Level 3 [member] | Measured at FVPL [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial liabilities at fair value and amortized cost	0	0
Recurring fair value measurement [member] | Level 3 [member] | Measured at FVOCI [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	28	31
Recurring fair value measurement [member] | Level 3 [member] | Measured at FVPL [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	12	28
Recurring fair value measurement [member] | Level 3 [member] | Measured at FVPL [member] | Money market funds [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 3 [member] | Measured at FVPL [member] | Current portion of long-term financial investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	12	33
Recurring fair value measurement [member] | Level 3 [member] | Measured at FVPL [member] | Derivative fInancial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | Long-term receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | Deferred compensation assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | Minimum lease payments from finance leases [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | Long-term loans, advances, and security deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | Other receivables, security deposits and current assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement [member] | Level 3 [member] | Valued at amortized cost or cost [member] | VAT receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	$ 0	$ 0